Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Period End Date	Dec. 31, 2021
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Registrant Name	AMTD IDEA GROUP
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001769731
Entity File Number	001-39006
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	23/F Nexxus Building
Entity Address, Address Line Two	41 Connaught Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte Touche Tohmatsu	Ernst & Young
Auditor Firm ID	1104
Auditor Location	Hong Kong	Hong Kong
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	23/F Nexxus Building
Entity Address, Address Line Two	41 Connaught Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	3163-3389
Contact Personnel Name	William Fung
Contact Personnel Fax Number	+852 3163-3289
American depository shares [member]
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AMTD
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share, par value US$0.0001 per share
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,327,851
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	183,283,628